Net Defined Benefit Liability (Asset) - Summary Of Changes In The Plan Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Interest income		₩ (18,867)	₩ (1,678)	₩ (1,113)
Remeasurements	[1]	107,962	(342,096)	(89,751)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		1,661,623	1,591,458	1,564,101
Changes in net defined benefit liability (asset) [abstract]
Interest income		91,550	49,916	40,927
Remeasurements		(23,752)	(18,095)	(15,022)
Employer's contributions		175,220	127,979	103,251
Retirement benefit paid		(94,607)	(87,472)	(99,523)
Others		(2,626)	(2,163)	(2,276)
Ending balance		₩ 1,807,408	₩ 1,661,623	₩ 1,591,458

[1]	Amount before tax